Intangible Assets (Details) - Schedule of amortizable intangible assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 8,742,745	$ 8,792,745	$ 391,250
Accumulated amortization	150,000	100,000
Net	8,592,745	8,692,745	391,250
Biogas rights agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	8,242,745	8,292,745	391,250
Accumulated amortization
Net	$ 8,242,745	$ 8,292,745	391,250
Weighted Average Amortization Period	20 years	20 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 350,000	$ 350,000
Accumulated amortization	105,000	70,000
Net	$ 245,000	$ 280,000
Weighted Average Amortization Period	5 years	5 years
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 150,000	$ 150,000
Accumulated amortization	45,000	30,000
Net	$ 105,000	$ 120,000
Weighted Average Amortization Period	5 years	5 years